SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 PKR (₨)	Dec. 31, 2019 USD ($)
Investments in subsidiaries
Network and IT costs	$ 764	$ 727			$ 723
Personnel costs	792	750			808
Customer associated costs	654	602			658
Losses on receivables	28	56			54
Reversal of non-income tax provision	(81)	(55)			(153)
Other	260	242			340
Total selling, general and administrative expenses	$ 2,579	2,432	[1]		$ 2,736	[1]
Pakistan Mobile Communications Limited
Investments in subsidiaries
Reversal of non-income tax provision		68		₨ 11.2
Pakistan Mobile Communications Limited | Selling, General, And Administrative Expense
Investments in subsidiaries
Reversal of non-income tax provision		$ 52		₨ 8.6

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)